OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2020	2021
Employees and payroll accruals	$525	$788
Accrued expenses	551	2,366
Related parties	48	48
	$1,124	$3,202